Other reserves (Details Narrative) $ / shares in Units, $ in Millions						12 Months Ended
		May 12, 2026 USD ($) shares	Apr. 01, 2026 $ / shares shares	Jul. 02, 2024 USD ($)	Jul. 02, 2024 AUD ($)	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 17, 2026 shares	Jan. 30, 2026 shares
IfrsStatementLineItems [Line Items]
Equity recognized						$ 36,934,000	$ 17,238,000	$ (40,536,000)	$ 3,747,000
Warrant derivative liability						17,140,000
Share issue related cost						1,071,000.000	800,000	400,000
Reserves for equity incentive costs							300,000	300,000	100,000
Increase decrease through equity instruments equity shares delivered to participants								300,000	100,000
Fair value of warrants						3,430,000
Fair value of common stock						$ 18,257,000	69,511,000	2,861,000
Issuance of convertible preference shares				$ 800,000	$ 1.2
Percentage of cumulative dividend						6.00%
Accumulated dividend						$ 628,000
Accrued dividends						61,000.000
Initial recognition warrants measured						$ 690,000
Related Warrants [Member]
IfrsStatementLineItems [Line Items]
Issuance of shares | shares						2,124,998
Fair value of warrants						$ 11,690,000
Exercise price of warrants | $ / shares						$ 12.00
Market capitalization						$ 250,000,000
Initial fair value of warrants						4,800,000
Fair value of warrants profit or loss						$ 6,800,000
Notional Headline Warrants [Member]
IfrsStatementLineItems [Line Items]
Issuance of shares | shares						345,892
Contingent Cashless Reset Warrants [Member]
IfrsStatementLineItems [Line Items]
Issuance of shares | shares						575,517
Asean Warrants [Member]
IfrsStatementLineItems [Line Items]
Exercise price of warrants | $ / shares						$ 0.01
Market capitalization						$ 250,000,000
Fair value of warrants profit or loss						880,000
Fair value of warrants						$ 1,570,000
Series One Convertible Preferred Shares [Member]
IfrsStatementLineItems [Line Items]
Issuance of shares | shares			41,507
Share price | $ / shares			$ 100
Warrant reserve [member]
IfrsStatementLineItems [Line Items]
Issuance of shares | shares						1,055,147
Fair value of common stock						$ 2,800,000
Warrant reserve [member] | Cromwell AS [Member]
IfrsStatementLineItems [Line Items]
Issuance of shares | shares		1,055,147
Fair value of common stock		$ 2,800,000
Class A Ordinary Shares [Member]
IfrsStatementLineItems [Line Items]
Issuance of shares | shares						4,270,358					970
Equity recognized						$ 229,925,000	184,372,000	108,753,000	$ 105,326,000
Fair value of common stock	[1]					$ 19,328,000	$ 70,288,000	$ 3,068,000
Conversion price | $ / shares			$ 6.80			$ 6.80
Subscription of shares | shares						4,360,397
Percentage of cumulative dividend			6.00%
Class A Ordinary Shares [Member] | Cromwell AS [Member]
IfrsStatementLineItems [Line Items]
Issuance of shares | shares										1,054,963
Convertible Preferred Shares [Member]
IfrsStatementLineItems [Line Items]
Issuance of shares | shares						296,507
Share price | $ / shares						$ 100
Issuance of convertible preference shares						$ 29,650,000
Proceeds from subscription						$ 24,780,000
Issuance of convertible preference shares | shares			610,397
Aevitas Group Limited [member] | Series One Convertible Preferred Shares [Member]
IfrsStatementLineItems [Line Items]
Issuance of shares | shares						41,507
Subscription amount						$ 4,151,000
Accrued dividends						4,150,000
Equity recognized						3,459,000
Warrant derivative liability						$ 691,000

[1]	During the year ended June 30, 2026, the company issued 1,434,051 shares and 610,698 in July 2025 and August 2025, raising gross proceeds amounting to $8.7 million and $3.7 million, respectively pursuant to an F1 registration statement. Additionally, for the Regulation S equity raise, the company entered into private placement agreements with Abri Advisors Ltd for 615,714 shares with $2.15 million in gross proceeds, Mustafa for 400,000 shares with $1.7 million in gross proceeds, HRH for 250,000 shares with $0.412 million in gross proceeds, Brownstone Capital for 1,257,298 shares with $3.521 million in gross proceeds, TAG for 6,500,000 shares with $7.8 million in gross proceeds.